Stock Index Fund Investment Risks - Stock Index Fund	Dec. 31, 2024
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.
Investing in the United States Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in the United States Risk A decrease in imports or exports, changes in trade regulations, tariffs, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political instability. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.
Index Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while a fund will attempt to track its underlying index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index-Related Risk There is no assurance that the index provider will compile the underlying index accurately, or that the underlying index will be determined, composed or calculated accurately. Gains, losses or costs associated with index provider errors will be borne by the Fund and its shareholders. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause the underlying index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the underlying index to vary from those expected under normal conditions.
Information Technology IT Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology (“IT”) Sector Risk IT companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, IT companies may have limited product lines, markets, financial resources or personnel. The products of IT companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the IT sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the IT sector may face increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.
Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk Because BFA does not select the individual companies in the Index that the Master Portfolio tracks, the Master Portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might otherwise seek to avoid.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk Tracking error is the divergence of an index fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Master Portfolio’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Master Portfolio, the Master Portfolio’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, changes to the Index or the need of the Fund or Master Portfolio to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Master Portfolio incurs fees and expenses, while the Index does not.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk The risk that an investment in derivatives will not perform as anticipated by the Fund’s manager, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.
Money Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Securities Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds in which the Fund may invest may impose a fee upon the sale of shares which may adversely affect the Fund’s returns or liquidity.
Master Feeder Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master/Feeder Structure Risk The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (the “Master Portfolio”). The ability of the Fund to meet its investment objective is directly related to the ability of the Master Portfolio to meet its investment objective. The Fund will bear its pro rata portion of the expenses incurred by the Master Portfolio. Substantial redemptions by other investors in the Master Portfolio may affect the Master Portfolio’s investment program adversely and limit the ability of the Master Portfolio to achieve its objective.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.